Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Trading assets (excluding derivatives), securities available for sale, derivatives, substantially all residential MHFS, certain commercial LHFS, certain loans held for investment, fair value MSRs and securities sold but not yet purchased (short sale liabilities) are recorded at fair value on a recurring basis. Additionally, from time to time, we may be required to record at fair value other assets on a nonrecurring basis, such as certain residential and commercial MHFS, certain LHFS, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or write-downs of individual assets.

       Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value on a recurring or nonrecurring basis and for estimating fair value for financial instruments not recorded at fair value.

Assets

Short-term financial assets Short-term financial assets include cash and due from banks, federal funds sold and securities purchased under resale agreements and due from customers on acceptances. These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading assets (excluding derivatives) and Securities available for sale Trading assets and securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon various sources of market pricing. We use quoted prices in active markets, where available and classify such instruments within Level 1 of the fair value hierarchy. Examples include exchange-traded equity securities and some highly liquid government securities such as U.S. Treasuries. When instruments are traded in secondary markets and quoted market prices do not exist for such securities, we generally rely on internal valuation techniques or on prices obtained from third-party pricing services or brokers (collectively, vendors) or combination thereof, and accordingly, we classify these instruments as Level 2 or 3.

       Trading securities are mostly valued using internal trader prices that are subject to price verification procedures performed by separate internal personnel. The majority of fair values derived using internal valuation techniques are verified against multiple pricing sources, including prices obtained from third-party vendors. Vendors compile prices from various sources and often apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by the vendors in order to determine if observable market information is being used, versus unobservable inputs. When evaluating the appropriateness of an internal trader price compared with vendor prices, considerations include the range and quality of vendor prices. Vendor prices are used to ensure the reasonableness of a trader price; however valuing financial instruments involves judgments acquired from knowledge of a particular market. If a trader asserts that a vendor price is not reflective of market value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management.

       Similarly, while securities available for sale traded in secondary markets are typically valued using unadjusted vendor prices or vendor prices adjusted by weighting them with internal discounted cash flow techniques, these prices are reviewed and, if deemed inappropriate by a trader who has the most knowledge of a particular market, can be adjusted. Securities measured with these internal valuation techniques are generally classified as Level 2 of the hierarchy and often involve using quoted market prices for similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or combination of multiple valuation techniques. Examples include certain residential and commercial MBS, municipal bonds, U.S. government and agency MBS, and corporate debt securities.

       Security fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal models or a combination of multiple valuation techniques such as weighting of internal models and vendor or broker pricing, where the unobservable inputs are significant to the overall fair value measurement. Securities classified as Level 3 include certain residential and commercial MBS, asset-backed securities collateralized by auto leases or loans and cash reserves, CDOs and CLOs, and certain residual and retained interests in residential mortgage loan securitizations. We value CDOs using the prices of similar instruments, the pricing of completed or pending third party transactions or the pricing of the underlying collateral within the CDO. Where vendor or broker prices are not readily available, we use management's best estimate.

Mortgages held for sale (MHFS) We carry substantially all of our residential MHFS portfolio at fair value. Fair value is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. As necessary, these prices are adjusted for typical securitization activities, including servicing value, portfolio composition, market conditions and liquidity. Most of our MHFS are classified as Level 2. For the portion where market pricing data is not available, we use a discounted cash flow model to estimate fair value and, accordingly, classify as Level 3.

Loans held for sale (LHFS) LHFS are carried at the lower of cost or market value, or at fair value. The fair value of LHFS is based on what secondary markets are currently offering for loans with similar characteristics. As such, we classify those loans subjected to nonrecurring fair value adjustments as Level 2.

Loans For information on how we report the carrying value of loans, including PCI loans, see Note 1. Although most loans are not recorded at fair value on a recurring basis, reverse mortgages are held at fair value on a recurring basis. In addition, we record nonrecurring fair value adjustments to loans to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

       We provide fair value estimates in this disclosure for loans that are not recorded at fair value on a recurring or nonrecurring basis. Those estimates differentiate loans based on their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated by product and loan rate.

       The fair value of commercial loans is calculated by discounting contractual cash flows, adjusted for credit loss estimates, using discount rates that are appropriate for loans with similar characteristics and remaining maturity.

For real estate 1-4 family first and junior lien mortgages, we calculate fair value by discounting contractual cash flows, adjusted for prepayment and credit loss estimates, using discount rates based on current industry pricing (where readily available) or our own estimate of an appropriate discount rate for loans of similar size, type, remaining maturity and repricing characteristics.

       The carrying value of credit card loans, which is adjusted for estimates of credit losses inherent in the portfolio at the balance sheet date, is reported as a reasonable estimate of fair value. For all other consumer loans, the fair value is generally calculated by discounting the contractual cash flows, adjusted for prepayment and credit loss estimates, based on the current rates we offer for loans with similar characteristics.

       Loan commitments, standby letters of credit and commercial and similar letters of credit generate ongoing fees at our current pricing levels, which are recognized over the term of the commitment period. In situations where the credit quality of the counterparty to a commitment has declined, we record an allowance. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. Certain letters of credit that are hedged with derivative instruments are carried at fair value in trading assets or liabilities. For those letters of credit, fair value is calculated based on readily quotable credit default spreads, using a market risk credit default swap model.

Derivatives Quoted market prices are available and used for our exchange-traded derivatives, such as certain interest rate futures and option contracts, which we classify as Level 1. However, substantially all of our derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not always readily available. Therefore we value most OTC derivatives using internal valuation techniques. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative's value is based. Key inputs can include yield curves, credit curves, foreign-exchange rates, prepayment rates, volatility measurements and correlation of such inputs. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 of the fair value hierarchy. Examples of derivatives classified as Level 2 include generic interest rate swaps, foreign currency swaps, commodity swaps, and certain option and forward contracts. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified as Level 3. Examples of derivatives classified as Level 3 include complex and highly structured derivatives, certain credit default swaps, interest rate lock commitments written for our residential mortgage loans that we intend to sell and long dated equity options where volatility is not observable. Additionally, significant judgments are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.

Mortgage servicing rights (MSRs) and certain other interests held in securitizations MSRs and certain other interests held in securitizations (e.g., interest-only strips) do not trade in an active market with readily observable prices. Accordingly, we determine the fair value of MSRs using a valuation model that calculates the present value of estimated future net servicing income cash flows. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility), discount rate, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Commercial MSRs are carried at lower of cost or market value, and therefore can be subject to fair value measurements on a nonrecurring basis. Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For other interests held in securitizations (such as interest-only strips) we use a valuation model that calculates the present value of estimated future cash flows. The model incorporates our own estimates of assumptions market participants use in determining the fair value, including estimates of prepayment speeds, discount rates, defaults and contractual fee income. Interest-only strips are recorded as trading assets. Our valuation approach is validated by our internal valuation model validation group. Fair value measurements of our MSRs and interest-only strips use significant unobservable inputs and, accordingly, we classify them as Level 3.

Foreclosed assets Foreclosed assets are carried at net realizable value, which represents fair value less costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral and, accordingly, we classify foreclosed assets as Level 2.

Nonmarketable equity investments Nonmarketable equity investments are generally recorded under the cost or equity method of accounting. There are generally restrictions on the sale and/or liquidation of these investments, including federal bank stock. Federal bank stock carrying value approximates fair value. We use facts and circumstances available to estimate the fair value of our nonmarketable equity investments. We typically consider our access to and need for capital (including recent or projected financing activity), qualitative assessments of the viability of the investee, evaluation of the financial statements of the investee and prospects for its future. Public equity investments are valued using quoted market prices and discounts are only applied when there are trading restrictions that are an attribute of the investment. We estimate the fair value of investments in non-public securities using metrics such as security prices of comparable public companies, acquisition prices for similar companies and original investment purchase price multiples, while also incorporating a portfolio company's financial performance and specific factors. For investments in private equity funds, we use the NAV provided by the fund sponsor as an appropriate measure of fair value. In some cases, such NAVs require adjustments based on certain unobservable inputs.

Liabilities

Deposit liabilities Deposit liabilities are carried at historical cost. The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits, interest-bearing checking, and market rate and other savings, is equal to the amount payable on demand at the measurement date. The fair value of other time deposits is calculated based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for like wholesale deposits with similar remaining maturities.

Short-term financial liabilities Short-term financial liabilities are carried at historical cost and include federal funds purchased and securities sold under repurchase agreements, commercial paper and other short-term borrowings. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Other liabilities Other liabilities recorded at fair value on a recurring basis, excluding derivative liabilities (see the “Derivatives” section for derivative liabilities), includes primarily short sale liabilities. Short sale liabilities are predominantly classified as either Level 1 or Level 2, generally dependent upon whether the underlying securities have readily obtainable quoted prices in active exchange markets.

Long-term debt Long-term debt is generally carried at amortized cost. For disclosure, we are required to estimate the fair value of long-term debt. Generally, the discounted cash flow method is used to estimate the fair value of our long-term debt. Contractual cash flows are discounted using rates currently offered for new notes with similar remaining maturities and, as such, these discount rates include our current spread levels.

Level 3 Asset and Liability Valuation Processes

We generally determine fair value of our Level 3 assets and liabilities by using internally developed models and, to a lesser extent, prices obtained from third-party pricing services or brokers (collectively, vendors). Our valuation processes vary depending on which approach is utilized.

INTERNAL MODEL VALUATIONS Our internally developed models primarily consist of discounted cash flow techniques. Use of such techniques requires determining relevant inputs, some of which are unobservable. Unobservable inputs are generally derived from historic performance of similar assets or determined from previous market trades in similar instruments. These unobservable inputs usually consist of discount rates, default rates, loss severity upon default, volatilities, correlations and prepayment rates, which are inherent within our Level 3 instruments. Such inputs can be correlated to similar portfolios with known historic experience or recent trades where particular unobservable inputs may be implied; but due to the nature of various inputs being reflected within a particular trade, the value of each input is considered unobservable. We attempt to correlate each unobservable input to historic experience and other third party data where available.

       Internal valuation models are subject to review prescribed within our model risk management policies and procedures which includes model validation. The purpose of model validation includes ensuring the model is appropriate for its intended use and the appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of the model, including reviewing its key components such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes. This ensures modeled approaches are appropriate given similar product valuation techniques and are in line with their intended purpose.

       We have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use such internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected after approved, include:

  ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);
  back-testing of modeled fair values to actual realized transactions; and
  review of modeled valuation results against expectations, including review of significant or unusual value fluctuations.

         We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, procedures and controls are in place to ensure existing models are subject to periodic reviews, and we perform full model revalidations as necessary.

         All internal valuation models are subject to ongoing review by business-unit-level management. More complex models are subject to additional oversight by a corporate-level risk management department. Corporate oversight responsibilities include evaluating adequacy of business unit risk management programs, maintaining company-wide model validation policies and standards and reporting the results of these activities to management and our Enterprise Risk Management Committee (ERMC). The ERMC, which consists of senior executive management and reports on top risks to the Company's Board of Directors, monitors all company-wide risks, including credit risk, market risk, and reputational risk.

  VENDOR-DEVELOPED VALUATIONS In certain limited circumstances we obtain pricing from third party vendors for the value of our Level 3 assets or liabilities. We have processes in place to approve such vendors to ensure information obtained and valuation techniques used are appropriate. Once these vendors are approved to provide pricing information, we monitor and review the results to ensure the fair values are reasonable and in line with market experience in similar asset classes. While the input amounts used by the pricing vendor in determining fair value are not provided, and therefore unavailable for our review, we do perform one or more of the following procedures to validate the prices received:

  comparison to other pricing vendors (if available);
  variance analysis of prices;
  corroboration of pricing by reference to other independent market data such as market transactions and relevant benchmark indices;
  review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and
  investigation of prices on a specific instrument-by-instrument basis.

Fair Value Measurements from Brokers or Third Party Pricing Services

For certain assets and liabilities, we obtain fair value measurements from brokers or third party pricing services and record the unadjusted fair value in our financial statements. The detail by level is shown in the table below. Fair value measurements obtained from brokers or third party pricing services that we have adjusted to determine the fair value recorded in our financial statements are not included in the following table.

	Brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2012
Trading assets (excluding derivatives)	$-	406	8	1,314	1,016	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	915	6,231	-
Securities of U.S. states and political subdivisions	-	-	-	-	35,036	-
Mortgage-backed securities	-	138	4	-	121,703	292
Other debt securities	-	1,516	12,465	-	28,314	149
Total debt securities	-	1,654	12,469	915	191,284	441
Total marketable equity securities	-	3	-	29	774	-
Total securities available for sale	-	1,657	12,469	944	192,058	441
Derivatives (trading and other assets)	-	8	-	-	602	-
Loans held for sale	-	-	-	-	-	-
Derivatives (liabilities)	-	26	-	-	634	-
Other liabilities	-	121	-	-	104	-

December 31, 2011
Trading assets (excluding derivatives)	$-	446	7	1,086	1,564	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	868	5,748	-
Securities of U.S. states and political subdivisions	-	16	-	-	21,014	-
Mortgage-backed securities	-	2,342	43	-	118,107	186
Other debt securities	-	1,091	8,163	-	26,222	145
Total debt securities	-	3,449	8,206	868	171,091	331
Total marketable equity securities	-	-	-	33	665	3
Total securities available for sale	-	3,449	8,206	901	171,756	334
Derivatives (trading and other assets)	-	17	44	-	834	-
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	11	43	-	850	-
Other liabilities	-	22	-	6	249	-

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The following two tables present the balances of assets and liabilities measured at fair value on a recurring basis.

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2012
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$5,104	3,774	-		-		8,878
Securities of U.S. states and political subdivisions	-	1,587	46		-		1,633
Collateralized debt obligations (1)	-	-	742		-		742
Corporate debt securities	-	6,664	52		-		6,716
Mortgage-backed securities	-	13,380	6		-		13,386
Asset-backed securities	-	722	138		-		860
Equity securities	3,481	356	3		-		3,840
Total trading securities(2)	8,585	26,483	987		-		36,055
Other trading assets	2,150	887	76		-		3,113
Total trading assets (excluding derivatives)	10,735	27,370	1,063		-		39,168
Securities of U.S. Treasury and federal agencies	915	6,231	-		-		7,146
Securities of U.S. states and political subdivisions	-	35,045	3,631	(3)	-		38,676
Mortgage-backed securities:
Federal agencies	-	97,285	-		-		97,285
Residential	-	15,837	94		-		15,931
Commercial	-	19,765	203		-		19,968
Total mortgage-backed securities	-	132,887	297		-		133,184
Corporate debt securities	125	20,934	274		-		21,333
Collateralized debt obligations (4)	-	-	13,188	(3)	-		13,188
Asset-backed securities:
Auto loans and leases	-	7	5,921	(3)	-		5,928
Home equity loans	-	867	51		-		918
Other asset-backed securities	-	7,828	3,283	(3)	-		11,111
Total asset-backed securities	-	8,702	9,255		-		17,957
Other debt securities	-	930	-		-		930
Total debt securities	1,040	204,729	26,645		-		232,414
Marketable equity securities:
Perpetual preferred securities (5)	629	753	794	(3)	-		2,176
Other marketable equity securities	554	55	-		-		609
Total marketable equity securities	1,183	808	794		-		2,785
Total securities available for sale	2,223	205,537	27,439		-		235,199
Mortgages held for sale	-	39,055	3,250		-		42,305
Loans held for sale	-	6	-		-		6
Loans	-	185	6,021		-		6,206
Mortgage servicing rights (residential)	-	-	11,538		-		11,538
Derivative assets:
Interest rate contracts	16	70,277	1,058		-		71,351
Commodity contracts	-	3,386	70		-		3,456
Equity contracts	432	2,747	604		-		3,783
Foreign exchange contracts	19	5,481	24		-		5,524
Credit contracts	-	1,160	650		-		1,810
Other derivative contracts	-	-	-		-		-
Netting	-	-	-		(62,108)	(6)	(62,108)
Total derivative assets (7)	467	83,051	2,406		(62,108)		23,816
Other assets	136	123	162		-		421
Total assets recorded at fair value	$13,561	355,327	51,879		(62,108)		358,659
Derivative liabilities:
Interest rate contracts	$(52)	(68,244)	(399)		-		(68,695)
Commodity contracts	-	(3,541)	(49)		-		(3,590)
Equity contracts	(199)	(3,239)	(726)		-		(4,164)
Foreign exchange contracts	(23)	(3,553)	(3)		-		(3,579)
Credit contracts	-	(1,152)	(1,800)		-		(2,952)
Other derivative contracts	-	-	(78)		-		(78)
Netting	-	-	-		71,116	(6)	71,116
Total derivative liabilities (7)	(274)	(79,729)	(3,055)		71,116		(11,942)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(4,225)	(875)	-		-		(5,100)
Securities of U.S. states and political subdivisions	-	(9)	-		-		(9)
Corporate debt securities	-	(3,941)	-		-		(3,941)
Equity securities	(1,233)	(35)	-		-		(1,268)
Other securities	-	(47)	-		-		(47)
Total short sale liabilities	(5,458)	(4,907)	-		-		(10,365)
Other liabilities	-	(34)	(49)		-		(83)
Total liabilities recorded at fair value	$(5,732)	(84,670)	(3,104)		71,116		(22,390)

  Includes collateralized loan obligations of $721 million that are classified as trading assets.
  Net gains from trading activities recognized in the income statement include $305 million in net unrealized gains on trading securities held at December 31, 2012.
  Balances consist of securities that are predominantly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.
  Includes collateralized loan obligations of $12.5 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2011
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$3,342	3,638	-		-		6,980
Securities of U.S. states and political subdivisions	-	2,438	53		-		2,491
Collateralized debt obligations (1)	-	-	1,582		-		1,582
Corporate debt securities	-	6,479	97		-		6,576
Mortgage-backed securities	-	34,959	108		-		35,067
Asset-backed securities	-	1,093	190		-		1,283
Equity securities	1,682	172	4		-		1,858
Total trading securities(2)	5,024	48,779	2,034		-		55,837
Other trading assets	1,847	68	115		-		2,030
Total trading assets (excluding derivatives)	6,871	48,847	2,149		-		57,867
Securities of U.S. Treasury and federal agencies	869	6,099	-		-		6,968
Securities of U.S. states and political subdivisions	-	21,077	11,516	(3)	-		32,593
Mortgage-backed securities:
Federal agencies	-	96,754	-		-		96,754
Residential	-	17,775	61		-		17,836
Commercial	-	17,918	232		-		18,150
Total mortgage-backed securities	-	132,447	293		-		132,740
Corporate debt securities	317	17,792	295		-		18,404
Collateralized debt obligations (4)	-	-	8,599	(3)	-		8,599
Asset-backed securities:
Auto loans and leases	-	86	6,641	(3)	-		6,727
Home equity loans	-	650	282		-		932
Other asset-backed securities	-	8,326	2,863	(3)	-		11,189
Total asset-backed securities	-	9,062	9,786		-		18,848
Other debt securities	-	1,044	-		-		1,044
Total debt securities	1,186	187,521	30,489		-		219,196
Marketable equity securities:
Perpetual preferred securities (5)	552	631	1,344	(3)	-		2,527
Other marketable equity securities	814	53	23		-		890
Total marketable equity securities	1,366	684	1,367		-		3,417
Total securities available for sale	2,552	188,205	31,856		-		222,613
Mortgages held for sale	-	41,381	3,410		-		44,791
Loans held for sale	-	1,176	-		-		1,176
Loans	-	5,893	23		-		5,916
Mortgage servicing rights (residential)	-	-	12,603		-		12,603
Derivative assets:
Interest rate contracts	-	91,022	1,055		-		92,077
Commodity contracts	-	4,351	-		-		4,351
Equity contracts	471	2,737	560		-		3,768
Foreign exchange contracts	35	4,873	16		-		4,924
Credit contracts	-	2,219	1,357		-		3,576
Other derivative contracts	-	-	-		-		-
Netting	-	-	-		(81,143)	(6)	(81,143)
Total derivative assets (7)	506	105,202	2,988		(81,143)		27,553
Other assets	88	135	244		-		467
Total assets recorded at fair value	$10,017	390,839	53,273		(81,143)		372,986
Derivative liabilities:
Interest rate contracts	$(4)	(88,164)	(446)		-		(88,614)
Commodity contracts	-	(4,234)	-		-		(4,234)
Equity contracts	(229)	(2,797)	(635)		-		(3,661)
Foreign exchange contracts	(31)	(3,324)	(23)		-		(3,378)
Credit contracts	-	(2,099)	(3,355)		-		(5,454)
Other derivative contracts	-	-	(117)		-		(117)
Netting	-	-	-		89,990	(6)	89,990
Total derivative liabilities (7)	(264)	(100,618)	(4,576)		89,990		(15,468)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(3,820)	(919)	-		-		(4,739)
Securities of U.S. states and political subdivisions	-	(2)	-		-		(2)
Corporate debt securities	-	(4,112)	-		-		(4,112)
Equity securities	(944)	(298)	-		-		(1,242)
Other securities	-	(737)	-		-		(737)
Total short sale liabilities	(4,764)	(6,068)	-		-		(10,832)
Other liabilities	-	(98)	(44)		-		(142)
Total liabilities recorded at fair value	$(5,028)	(106,784)	(4,620)		89,990		(26,442)

  Includes collateralized loan obligations of $583 million that are classified as trading assets.
  Net gains from trading activities recognized in the income statement include $133 million in net unrealized gains on trading securities we held at December 31, 2011.
  Balances consist of securities that are predominantly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.
  Includes collateralized loan obligations of $8.1 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

Changes in Fair Value Levels

We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy and transfer between Level 1, Level 2, and Level 3 accordingly. Observable market data includes but is not limited to quoted prices and market transactions. Changes in economic conditions or market liquidity generally will drive changes in availability of observable market data. Changes in availability of observable market data, which also may result in changing the valuation technique used, are generally the cause of transfers between Level 1, Level 2, and Level 3.

       All current period transfers into and out of Level 1, Level 2, and Level 3 are provided within the below table. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2012
Trading securities	$23	-	16	(37)	14	(16)	-
Securities available for sale (2)	8	-	9,832	(68)	60	(9,832)	-
Mortgages held for sale	-	-	298	(488)	488	(298)	-
Loans (3)	-	-	41	(5,851)	5,851	(41)	-
Net derivative assets and liabilities	-	-	51	8	(8)	(51)	-
Short sale liabilities	-	-	-	-	-	-	-
Total transfers	$31	-	10,238	(6,436)	6,405	(10,238)	-

  All transfers in and out of Level 3 are disclosed within the recurring level 3 rollforward table in this Note.
  Includes $9.4 billion of securities of U.S. states and political subdivisions that we transferred from Level 3 to Level 2 as a result of increased observable market data in the valuation of such instruments. This transfer was done in conjunction with a change in our valuation technique from an internal model based upon unobservable inputs to third party vendor pricing based upon market observable data.
  Consists of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions. We transferred the loans from Level 2 to Level 3 in third quarter 2012 due to decreased market activity and visibility to significant trades of the same or similar products. As a result, we changed our valuation technique from an internal model based on market observable data to an internal discounted cash flow model based on unobservable inputs.

For the year ended December 31, 2011, we transferred $709 million of other trading assets from Level 2 to Level 1 due to use of more observable market data. We transferred $801 million of debt securities available for sale from Level 3 to Level 2 due to an increase in the volume of trading activity for certain securities, which resulted in increased occurrences of observable market prices. We also transferred $502 million of securities available for sale from Level 2 to Level 3 primarily due to a decrease in liquidity for certain asset-backed securities.

       Significant changes to Level 3 assets for the year ended December 31, 2010 are described as follows:

  We adopted new consolidation accounting guidance which impacted Level 3 balances for certain financial instruments. Reductions in Level 3 balances, which represent derecognition of existing investments in newly consolidated VIEs, are reflected as transfers out for the following categories: trading assets, $276 million; securities available for sale, $1.9 billion; and mortgage servicing rights, $118 million. Increases in Level 3 balances, which represent newly consolidated VIE assets, are reflected as transfers in for the following categories: securities available for sale, $829 million; loans, $366 million; and long-term debt, $359 million.
  We transferred $4.9 billion of securities available for sale from Level 3 to Level 2 due to an increase in the volume of trading activity for certain mortgage-backed and other asset-backed securities, which resulted in increased occurrences of observable market prices. We also transferred $1.7 billion of debt securities available for sale from Level 2 to Level 3, primarily due to a decrease in liquidity for certain asset-backed securities.

       The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2012, are summarized as follows:

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of period	income	income	net (1)	Level 3	Level 3	period	at period end (2)
Year ended December 31, 2012
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$53	3	-	(10)	-	-	46	-
Collateralized debt obligations	1,582	(191)	-	(649)	-	-	742	(47)
Corporate debt securities	97	-	-	(45)	-	-	52	(3)
Mortgage-backed securities	108	8	-	(110)	-	-	6	2
Asset-backed securities	190	48	-	(98)	14	(16)	138	23
Equity securities	4	-	-	(1)	-	-	3	-
Total trading securities	2,034	(132)	-	(913)	14	(16)	987	(25)
Other trading assets	115	(39)	-	-	-	-	76	(19)
Total trading assets
(excluding derivatives)	2,149	(171)	-	(913)	14	(16)	1,063	(44)	(3)
Securities available for sale:
Securities of U.S. states and
political subdivisions	11,516	10	160	1,347	-	(9,402)	3,631	-
Mortgage-backed securities:
Residential	61	12	16	50	29	(74)	94	(1)
Commercial	232	(56)	57	(30)	-	-	203	(56)
Total mortgage-backed
securities	293	(44)	73	20	29	(74)	297	(57)
Corporate debt securities	295	20	19	(20)	1	(41)	274	-
Collateralized debt obligations	8,599	135	514	3,940	-	-	13,188	-
Asset-backed securities:
Auto loans and leases	6,641	3	3	(726)	-	-	5,921	-
Home equity loans	282	15	14	(3)	29	(286)	51	(1)
Other asset-backed securities	2,863	(29)	148	329	1	(29)	3,283	(6)
Total asset-backed securities	9,786	(11)	165	(400)	30	(315)	9,255	(7)
Total debt securities	30,489	110	931	4,887	60	(9,832)	26,645	(64)	(4)
Marketable equity securities:
Perpetual preferred securities	1,344	91	(30)	(611)	-	-	794	-
Other marketable equity securities	23	2	(16)	(9)	-	-	-	-
Total marketable
equity securities	1,367	93	(46)	(620)	-	-	794	-	(5)
Total securities
available for sale	31,856	203	885	4,267	60	(9,832)	27,439	(64)
Mortgages held for sale	3,410	(42)	-	(308)	488	(298)	3,250	(30)	(6)
Loans	23	43	-	145	5,851	(41)	6,021	43	(6)
Mortgage servicing rights	12,603	(5,954)	-	4,889	-	-	11,538	(2,893)	(6)
Net derivative assets and liabilities:
Interest rate contracts	609	7,397	-	(7,349)	-	2	659	562
Commodity contracts	-	78	-	(50)	(8)	1	21	40
Equity contracts	(75)	(11)	-	18	-	(54)	(122)	(16)
Foreign exchange contracts	(7)	23	-	5	-	-	21	30
Credit contracts	(1,998)	38	-	810	-	-	(1,150)	41
Other derivative contracts	(117)	40	(1)	-	-	-	(78)	-
Total derivative contracts	(1,588)	7,565	(1)	(6,566)	(8)	(51)	(649)	657	(7)
Other assets	244	(21)	-	(61)	-	-	162	(8)	(3)
Short sale liabilities	-	-	-	-	-	-	-	-	(3)
Other liabilities (excluding derivatives)	(44)	(43)	-	38	-	-	(49)	-	(6)

  See next page for detail.
  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

       The following table presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2012.

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2012
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$85	(95)	-	-	(10)
Collateralized debt obligations	829	(1,478)	-	-	(649)
Corporate debt securities	192	(237)	-	-	(45)
Mortgage-backed securities	49	(159)	-	-	(110)
Asset-backed securities	116	(169)	-	(45)	(98)
Equity securities	1	(2)	-	-	(1)
Total trading securities	1,272	(2,140)	-	(45)	(913)
Other trading assets	-	-	-	-	-
Total trading assets
(excluding derivatives)	1,272	(2,140)	-	(45)	(913)
Securities available for sale:
Securities of U.S. states and
political subdivisions	1,847	(37)	1,011	(1,474)	1,347
Mortgage-backed securities:
Residential	86	(34)	-	(2)	50
Commercial	39	-	-	(69)	(30)
Total mortgage-backed
securities	125	(34)	-	(71)	20
Corporate debt securities	26	(37)	-	(9)	(20)
Collateralized debt obligations	5,608	(185)	-	(1,483)	3,940
Asset-backed securities:
Auto loans and leases	3,004	-	666	(4,396)	(726)
Home equity loans	-	(2)	-	(1)	(3)
Other asset-backed securities	2,074	(159)	1,401	(2,987)	329
Total asset-backed securities	5,078	(161)	2,067	(7,384)	(400)
Total debt securities	12,684	(454)	3,078	(10,421)	4,887
Marketable equity securities:
Perpetual preferred securities	-	-	-	(611)	(611)
Other marketable equity securities	-	(8)	-	(1)	(9)
Total marketable
equity securities	-	(8)	-	(612)	(620)
Total securities
available for sale	12,684	(462)	3,078	(11,033)	4,267
Mortgages held for sale	441	-	-	(749)	(308)
Loans	2	-	257	(114)	145
Mortgage servicing rights	-	(293)	5,182	-	4,889
Net derivative assets and liabilities:
Interest rate contracts	11	-	-	(7,360)	(7,349)
Commodity contracts	-	(2)	-	(48)	(50)
Equity contracts	386	(375)	1	6	18
Foreign exchange contracts	2	(3)	-	6	5
Credit contracts	(6)	3	-	813	810
Other derivative contracts	-	-	-	-	-
Total derivative contracts	393	(377)	1	(6,583)	(6,566)
Other assets	19	(8)	-	(72)	(61)
Short sale liabilities	9	(9)	-	-	-
Other liabilities (excluding derivatives)	(3)	11	(216)	246	38

       The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2011, are summarized as follows:

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of period	income	income	net (1)	Level 3	Level 3	period	at period end (2)
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	3	-	12	51	(18)	53	-
Collateralized debt obligations	1,915	(24)	-	(297)	-	(12)	1,582	1
Corporate debt securities	166	1	-	(70)	-	-	97	(80)
Mortgage-backed securities	117	6	-	(36)	31	(10)	108	(4)
Asset-backed securities	366	75	-	(122)	-	(129)	190	(2)
Equity securities	34	(3)	-	(28)	1	-	4	72
Total trading securities	2,603	58	-	(541)	83	(169)	2,034	(13)
Other trading assets	136	(21)	-	2	-	(2)	115	14
Total trading assets
(excluding derivatives)	2,739	37	-	(539)	83	(171)	2,149	1	(3)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,564	10	52	6,923	-	(33)	11,516	9
Mortgage-backed securities:
Residential	20	(9)	(1)	(6)	121	(64)	61	(8)
Commercial	217	(44)	59	2	2	(4)	232	(56)
Total mortgage-backed
securities	237	(53)	58	(4)	123	(68)	293	(64)
Corporate debt securities	433	150	(112)	(185)	41	(32)	295	(3)
Collateralized debt obligations	4,778	290	(202)	3,725	8	-	8,599	-
Asset-backed securities:
Auto loans and leases	6,133	4	(27)	531	-	-	6,641	-
Home equity loans	112	(3)	(18)	40	221	(70)	282	(25)
Other asset-backed securities	3,150	10	13	181	107	(598)	2,863	(7)
Total asset-backed securities	9,395	11	(32)	752	328	(668)	9,786	(32)
Other debt securities	85	-	-	(85)	-	-	-	-
Total debt securities	19,492	408	(236)	11,126	500	(801)	30,489	(90)	(4)
Marketable equity securities:
Perpetual preferred securities	2,434	160	(7)	(1,243)	2	(2)	1,344	(53)
Other marketable equity securities	32	-	1	(10)	-	-	23	-
Total marketable
equity securities	2,466	160	(6)	(1,253)	2	(2)	1,367	(53)	(5)
Total securities
available for sale	21,958	568	(242)	9,873	502	(803)	31,856	(143)
Mortgages held for sale	3,305	44	-	(104)	492	(327)	3,410	43	(6)
Loans	309	13	-	(299)	-	-	23	-	(6)
Mortgage servicing rights	14,467	(5,821)	-	3,957	-	-	12,603	(3,680)	(6)
Net derivative assets and liabilities:
Interest rate contracts	77	4,051	-	(3,414)	(1)	(104)	609	309
Commodity contracts	(1)	2	-	(9)	(3)	11	-	1
Equity contracts	(225)	126	-	28	(6)	2	(75)	55
Foreign exchange contracts	9	(8)	-	(6)	1	(3)	(7)	(19)
Credit contracts	(1,017)	(856)	-	(123)	-	(2)	(1,998)	50
Other derivative contracts	(35)	(82)	-	-	-	-	(117)	-
Total derivative contracts	(1,192)	3,233	-	(3,524)	(9)	(96)	(1,588)	396	(7)
Other assets	314	12	-	(82)	-	-	244	3	(3)
Short sale liabilities	-	-	-	-	-	-	-	-	(3)
Other liabilities (excluding derivatives)	(344)	(8)	-	308	-	-	(44)	-	(6)

  See next page for detail.
  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

       The following table presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2011.

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$313	(199)	-	(102)	12
Collateralized debt obligations	1,054	(1,310)	-	(41)	(297)
Corporate debt securities	80	(150)	-	-	(70)
Mortgage-backed securities	759	(790)	-	(5)	(36)
Asset-backed securities	516	(585)	-	(53)	(122)
Equity securities	6	(22)	-	(12)	(28)
Total trading securities	2,728	(3,056)	-	(213)	(541)
Other trading assets	-	-	2	-	2
Total trading assets
(excluding derivatives)	2,728	(3,056)	2	(213)	(539)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,280	(4)	4,723	(2,076)	6,923
Mortgage-backed securities:
Residential	3	-	-	(9)	(6)
Commercial	21	-	-	(19)	2
Total mortgage-backed
securities	24	-	-	(28)	(4)
Corporate debt securities	94	(208)	1	(72)	(185)
Collateralized debt obligations	4,805	(36)	-	(1,044)	3,725
Asset-backed securities:
Auto loans and leases	5,918	-	333	(5,720)	531
Home equity loans	44	-	-	(4)	40
Other asset-backed securities	1,428	(456)	1,395	(2,186)	181
Total asset-backed securities	7,390	(456)	1,728	(7,910)	752
Other debt securities	-	(85)	-	-	(85)
Total debt securities	16,593	(789)	6,452	(11,130)	11,126
Marketable equity securities:
Perpetual preferred securities	1	(13)	-	(1,231)	(1,243)
Other marketable equity securities	3	(12)	-	(1)	(10)
Total marketable
equity securities	4	(25)	-	(1,232)	(1,253)
Total securities
available for sale	16,597	(814)	6,452	(12,362)	9,873
Mortgages held for sale	576	(21)	-	(659)	(104)
Loans	23	(309)	-	(13)	(299)
Mortgage servicing rights	-	-	4,011	(54)	3,957
Net derivative assets and liabilities:
Interest rate contracts	6	(1)	-	(3,419)	(3,414)
Commodity contracts	7	(17)	-	1	(9)
Equity contracts	123	(255)	-	160	28
Foreign exchange contracts	4	(4)	-	(6)	(6)
Credit contracts	6	(3)	-	(126)	(123)
Other derivative contracts	-	-	-	-	-
Total derivative contracts	146	(280)	-	(3,390)	(3,524)
Other assets	10	(1)	-	(91)	(82)
Short sale liabilities	(125)	124	-	1	-
Other liabilities (excluding derivatives)	(10)	1	-	317	308

       The following table presents changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2010.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2010
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	2	-	(11)	9	-	5	1
Collateralized debt obligations	1,133	418	-	364	-	-	1,915	11
Corporate debt securities	223	9	-	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	-	101	-	(123)	117	(17)
Asset-backed securities	497	80	-	(141)	1	(71)	366	67
Equity securities	36	1	-	(5)	2	-	34	(2)
Total trading securities	2,040	503	-	375	21	(336)	2,603	76
Other trading assets	271	(35)	-	(19)	-	(81)	136	10
Total trading assets
(excluding derivatives)	2,311	468	-	356	21	(417)	2,739	86	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)
Total mortgage-backed
securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)
Corporate debt securities	367	7	68	(113)	259	(155)	433	-
Collateralized debt obligations	3,725	210	96	959	-	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	-	6,133	-
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)
Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)
Other debt securities	77	(15)	11	12	-	-	85	-
Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40)	(3)
Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	-
Other marketable equity securities	88	-	5	(21)	14	(54)	32	-
Total marketable
equity securities	2,393	100	(26)	(15)	94	(80)	2,466	-	(4)
Total securities
available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)
Mortgages held for sale	3,523	43	-	(253)	380	(388)	3,305	39	(5)
Loans	-	55	-	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	-	4,092	-	(118)	14,467	(2,957)	(5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	-	(3,482)	159	-	77	(266)
Commodity contracts	-	(1)	-	-	-	-	(1)	(1)
Equity contracts	(344)	(104)	-	169	-	54	(225)	(19)
Foreign exchange contracts	(1)	21	-	(11)	-	-	9	-
Credit contracts	(330)	(675)	-	(18)	6	-	(1,017)	(644)
Other derivative contracts	(43)	4	-	4	-	-	(35)	-
Total derivative contracts	(832)	2,759	-	(3,338)	165	54	(1,192)	(930)	(6)
Other assets	1,373	29	-	(103)	4	(989)	314	(38)	(2)
Short sale liabilities
(corporate debt securities)	(26)	(2)	-	(37)	-	65	-	-	(2)
Other liabilities (excluding derivatives)	(10)	(55)	-	94	(1,038)	665	(344)	(58)	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.

       The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third party vendors are not included in the table as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liabilities Valuation Processes” section previously within this Note). In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

	Fair Value			Significant	Range of				Weighted
($ in millions, except cost to service amounts)	Level 3		Valuation Technique(s)	Unobservable Input	Inputs				Average (1)
December 31, 2012
Trading and available for sale securities:
Securities of U.S. states and
political subdivisions:
Government, healthcare and
other revenue bonds	$3,081		Discounted cash flow	Discount rate	0.5	-	4.8%		1.8

Auction rate securities	596		Discounted cash flow	Discount rate	2.0	-	12.9		4.4
				Weighted average life	3.0	-	7.5	yrs	3.4
Collateralized debt obligations (2)	1,423		Market comparable pricing	Comparability adjustment	(22.5)	-	24.7%		3.5
	12,507		Vendor priced
Asset-backed securities:
Auto loans and leases	5,921		Discounted cash flow	Default rate	2.1	-	9.7		3.2
				Discount rate	0.6	-	1.6		1.0
				Loss severity	50.0	-	66.6		51.8
				Prepayment rate	0.6	-	0.9		0.7
Other asset-backed securities:
Dealer floor plan	1,030		Discounted cash flow	Discount rate	0.5	-	2.2		1.9
Diversified payment rights (3)	639		Discounted cash flow	Discount rate	1.0	-	2.9		1.8
Other commercial and consumer	1,665	(4)	Discounted cash flow	Discount rate	0.6	-	6.8		2.7
				Weighted average life	1.0	-	7.5	yrs	2.9
	87		Vendor priced
Marketable equity securities: perpetual
preferred	794	(5)	Discounted cash flow	Discount rate	4.3	-	9.3%		6.3
				Weighted average life	1.0	-	7.0	yrs	5.3
Mortgages held for sale (residential)	3,250		Discounted cash flow	Default rate	0.6	-	14.8%		5.5
				Discount rate	3.4	-	7.5		5.4
				Loss severity	1.3	-	35.3		26.4
				Prepayment rate	1.0	-	11.0		6.2
Loans	6,021	(6)	Discounted cash flow	Discount rate	2.4	-	2.8		2.6
				Prepayment rate	1.6	-	44.4		11.6
				Utilization rate	0.0	-	2.0		0.8
Mortgage servicing rights (residential)	11,538		Discounted cash flow	Cost to service per loan (7)	$ 90	-	854		219
				Discount rate	6.7	-	10.9%		7.4
				Prepayment rate (8)	7.3	-	23.7		15.7
Net derivative assets and (liabilities):
Interest rate contracts	162		Discounted cash flow	Default rate	0.0	-	20.0		5.4
				Loss severity	45.8	-	83.2		51.6
				Prepayment rate	7.4	-	15.6		14.9
Interest rate contracts: derivative loan
commitments	497		Discounted cash flow	Fall-out factor	1.0	-	99.0		22.9
				Initial-value servicing	(13.7)	-	137.2	bps	85.6
Equity contracts	(122)		Option model	Correlation factor	(43.6)	-	94.5%		50.3
				Volatility factor	3.0	-	68.9		26.5
Credit contracts	(1,157)		Market comparable pricing	Comparability adjustment	(34.4)	-	30.5		0.1
	8		Option model	Credit spread	0.1	-	14.0		2.0
				Loss severity	16.5	-	87.5		52.3

Insignificant Level 3 assets,
net of liabilities	835	(9)
Total level 3 assets, net of liabilities	$48,775	(10)

  Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.
  Includes $13.3 billion of collateralized loan obligations.
  Securities backed by specified sources of current and future receivables generated from foreign originators.
  Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.
  Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.
  Consists predominantly of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions.
  The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $90 - $437.
  Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
  Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, asset-backed securities backed by home equity loans, other marketable equity securities, other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts and other derivative contracts.
  Consists of total Level 3 assets of $51.9 billion and total Level 3 liabilities of $3.1 billion, before netting of derivative balances.

The valuation techniques used for our Level 3 assets and liabilities, as presented in the previous table, are described as follows:

  Discounted cash flow - Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
  Option model - Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.
  Market comparable pricing - Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs such as recent transaction prices, pending transactions, or prices of other similar investments which require significant adjustment to reflect differences in instrument characteristics.
  Vendor-priced – Prices obtained from third party pricing vendors or brokers that are used to record the fair value of the asset or liability, of which the related valuation technique and significant unobservable inputs are not provided.

       Significant unobservable inputs presented in the previous table are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant, if by their exclusion, the fair value of the Level 3 asset or liability would be impacted by a predetermined percentage change or based on qualitative factors such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in the table.

  Comparability adjustment – is an adjustment made to observed market data such as a transaction price in order to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.
  Correlation factor - is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.
  Cost to service - is the expected cost per loan of servicing a portfolio of loans which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.
  Credit spread – is the portion of the interest rate in excess of a benchmark interest rate, such as LIBOR or U.S. Treasury rates, that when applied to an investment captures changes in the obligor's creditworthiness.
  Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).
  Discount rate – is a rate of return used to present value the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, LIBOR or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments' cash flows resulting from risks such as credit and liquidity.
  Fall-out factor - is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.
  Initial-value servicing - is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.
  Loss severity – is the percentage of contractual cash flows lost in the event of a default.
  Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).
  Utilization rate – is the estimated rate in which incremental portions of existing reverse mortgage credit lines are expected to be drawn by borrowers, expressed as an annualized rate.
  Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.

  Weighted average life – is the weighted average number of years an investment is expected to remain outstanding, based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument's cash flows whose timing is not contractually fixed.

Significant Recurring Level 3 Fair Value Asset and Liability Input Sensitivity

We generally use discounted cash flow or similar internal modeling techniques to determine the fair value of our Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.

       Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

SECURITIES, LOANS and MORTGAGES HELD FOR SALE The fair values of predominantly all Level 3 trading securities, mortgages held for sale, loans and securities available for sale have consistent inputs, valuation techniques and correlation to changes in underlying inputs. The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs within a discounted cash flow or market comparable pricing valuation technique. Such inputs include discount rate, prepayment rate, default rate, loss severity, utilization rate and weighted average life.

       These Level 3 assets would decrease (increase) in value based upon an increase (decrease) in discount rate, default rate, loss severity, or weighted average life inputs. Conversely, the fair value of these Level 3 assets would generally increase (decrease) in value if the prepayment rate input were to increase (decrease) or if the utilization rate input were to increase (decrease).

       Generally, a change in the assumption used for default rate is accompanied by a directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, utilization rate and weighted average life do not increase or decrease based on movements in the other significant unobservable inputs for these Level 3 assets.

DERIVATIVE INSTRUMENTS Level 3 derivative instruments are valued using market comparable pricing, option pricing and discounted cash flow valuation techniques. We utilize certain unobservable inputs within these techniques to determine the fair value of the Level 3 derivative instruments. The significant unobservable inputs consist of credit spread, a comparability adjustment, prepayment rate, default rate, loss severity, initial value servicing, fall-out factor, volatility factor, and correlation factor.

       Level 3 derivative assets (liabilities) would decrease (increase) in value upon an increase (decrease) in default rate, fall-out factor, credit spread or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing or volatility factor inputs. The correlation factor and comparability adjustment inputs may have a positive or negative impact on the fair value of these derivative instruments depending on the change in value of the item the correlation factor and comparability adjustment is referencing. The correlation factor and comparability adjustment is considered independent from movements in other significant unobservable inputs for derivative instruments.

       Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, fall-out factor, initial-value servicing, and volatility do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.

MORTGAGE SERVICING RIGHTS We use a discounted cash flow valuation technique to determine the fair value of Level 3 mortgage servicing rights. These models utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the mortgage servicing rights and alternatively, a decrease in any one of these inputs would result in the mortgage servicing rights increasing in value. Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the assumption used for cost to service and a directionally opposite change in the assumption used for prepayment. The sensitivity of our residential MSRs is discussed further in Note 8.

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2012 and 2011 that were still held in the balance sheet at each respective period end, the following table provides the fair value hierarchy and the fair value of the related individual assets or portfolios at period end.

	December 31, 2012				December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$-	1,509	1,045	2,554	-	1,019	1,166	2,185
Loans held for sale	-	4	-	4	-	86	-	86
Loans:
Commercial	-	1,507	-	1,507	-	1,501	13	1,514
Consumer (2)	-	5,889	4	5,893	-	4,163	4	4,167
Total loans (3)	-	7,396	4	7,400	-	5,664	17	5,681
Mortgage servicing rights (amortized)	-	-	-	-	-	-	293	293
Other assets (4)	-	989	144	1,133	-	537	67	604

  Predominantly real estate 1-4 family first mortgage loans.
  The December 31, 2012, amount includes fair value of $2.0 billion for consumer loans that were written down in accordance with OCC guidance issued in third quarter 2012.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
  Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

       The following table presents the increase (decrease) in value of certain assets that are measured at fair value on a nonrecurring basis for which a fair value adjustment has been recognized in the periods presented.

	Year ended December 31,
(in millions)	2012	2011
Mortgages held for sale (LOCOM)	$37	29
Loans held for sale	1	22
Loans:
Commercial	(795)	(1,043)
Consumer (1)	(4,989)	(4,905)
Total loans	(5,784)	(5,948)
Mortgage servicing rights (amortized)	-	(34)
Other assets (2)	(316)	(256)
Total	$(6,062)	(6,187)

  Represents write-downs of loans based on the appraised value of the collateral. The year ended December 31, 2012, includes $888 million resulting from consumer loans written down in accordance with OCC guidance issued in third quarter 2012.
  Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

       The table below provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a nonrecurring basis for which we use an internal model.

       We have excluded from the table classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

	Fair Value			Significant		Range			Weighted
($ in millions)	Level 3		Valuation Technique(s) (1)	Unobservable Inputs (1)		of inputs			Average (2)
December 31, 2012
Residential mortgages held for sale
(LOCOM)	$1,045	(3)	Discounted cash flow	Default rate	(4)	2.9	-	21.2%	7.9%
				Discount rate		4.1	-	11.9	10.9
				Loss severity		2.0	-	45.0	6.0
				Prepayment rate	(5)	1.0	-	100.0	66.7
Insignificant level 3 assets	148
Total	1,193

  Refer to the narrative following the recurring quantitative Level 3 table of this Note for a definition of the valuation technique(s) and significant unobservable inputs.
  Weighted averages are calculated using outstanding unpaid principal balance of the loans.
  Consists of approximately $942 million government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitization and $103 million of other mortgage loans which are not government insured/guaranteed.
  Applies only to non-government insured/guaranteed loans.
  Includes the impact on prepayment rate of expected defaults for the government insured/guaranteed loans, which impacts the frequency and timing of early resolution of loans.

Alternative Investments

The following table summarizes our investments in various types of funds, which are included in trading assets, securities available for sale and other assets. We use the funds' net asset values (NAVs) per share as a practical expedient to measure fair value on recurring and nonrecurring bases. The fair values presented in the table are based upon the funds' NAVs or an equivalent measure.

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period
December 31, 2012
Offshore funds	$379	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	2	-	Daily - Annually	5 - 95 days
Private equity funds	807	195	N/A	N/A
Venture capital funds	82	21	N/A	N/A
Total	$1,271	216
December 31, 2011
Offshore funds	$352	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	22	-	Daily - Annually	5 - 95 days
Private equity funds	976	240	N/A	N/A
Venture capital funds	83	28	N/A	N/A
Total	$1,434	268

N/A - Not applicable

Offshore funds primarily invest in investment grade European fixed-income securities. Redemption restrictions are in place for these investments with a fair value of $189 million and $200 million at December 31, 2012 and 2011, respectively, due to lock-up provisions that will remain in effect until October 2015.

       Private equity funds invest in equity and debt securities issued by private and publicly-held companies in connection with leveraged buyouts, recapitalizations and expansion opportunities. Substantially all of these investments do not allow redemptions. Alternatively, we receive distributions as the underlying assets of the funds liquidate, which we expect to occur over the next eight years.

       Venture capital funds invest in domestic and foreign companies in a variety of industries, including information technology, financial services and healthcare. These investments can never be redeemed with the funds. Instead, we receive distributions as the underlying assets of the fund liquidate, which we expect to occur over the next five years.

Fair Value Option

We measure MHFS at fair value for prime MHFS originations for which an active secondary market and readily available market prices exist to reliably support fair value pricing models used for these loans. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We also measure at fair value certain of our other interests held related to residential loan sales and securitizations. We believe fair value measurement for prime MHFS and other interests held, which we hedge with free-standing derivatives (economic hedges) along with our MSRs measured at fair value, reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.

       We elected to measure certain LHFS portfolios at fair value in conjunction with customer accommodation activities, to better align the measurement basis of the assets held with our management objectives given the trading nature of these portfolios. In addition, we elected to measure at fair value certain letters of credit that are hedged with derivative instruments to better reflect the economics of the transactions. These letters of credit are included in trading account assets or liabilities.

       Loans that we measure at fair value consist predominantly of reverse mortgage loans previously transferred under a GNMA reverse mortgage securitization program accounted for as a secured borrowing. Before the transfer, they were classified as MHFS measured at fair value and, as such, remain carried on our balance sheet under the fair value option.

       Similarly, we may elect fair value option for the assets and liabilities of certain consolidated VIEs. This option is generally elected for newly consolidated VIEs for which predominantly all of our interests, prior to consolidation, are carried at fair value with changes in fair value recorded to earnings. Accordingly, such an election allows us to continue fair value accounting through earnings for those interests and eliminate income statement mismatch otherwise caused by differences in the measurement basis of the consolidated VIEs assets and liabilities.

       The following table reflects the differences between fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

	December 31, 2012				December 31, 2011
			Fair value				Fair value
			carrying				carrying
			amount				amount
			less				less
	Fair value	Aggregate	aggregate		Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid		carrying	unpaid	unpaid
(in millions)	amount	principal	principal		amount	principal	principal
Mortgages held for sale:
Total loans	$42,305	41,183	1,122	(1)	44,791	43,687	1,104	(1)
Nonaccrual loans	309	655	(346)		265	584	(319)
Loans 90 days or more past due and still accruing	49	64	(15)		44	56	(12)
Loans held for sale:
Total loans	6	10	(4)		1,176	1,216	(40)
Nonaccrual loans	2	6	(4)		25	39	(14)
Loans:
Total loans	6,206	5,669	537		5,916	5,441	475
Nonaccrual loans	89	89	-		32	32	-
Long-term debt	(1)	(1,157)	1,156	(2)	-	-	-

  The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.
  Represents collateralized, non-recourse debt securities issued by certain of our consolidated securitization VIEs that are held by third party investors. To the extent cash flows from the underlying collateral are not sufficient to pay the unpaid principal amount of the debt, those third party investors absorb losses.

       The assets and liabilities accounted for under the fair value option are initially measured at fair value. Gains and losses from initial measurement and subsequent changes in fair value are recognized in earnings. The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets and liabilities measured at fair value are shown, by income statement line item, below.

	2012			2011			2010
		Net gains			Net gains			Net gains
	Mortgage	(losses)		Mortgage	(losses)		Mortgage	(losses)
	banking	from	Other	banking	from	Other	banking	from	Other
	noninterest	trading	noninterest	noninterest	trading	noninterest	noninterest	trading	noninterest
(in millions)	income	activities	income	income	activities	income	income	activities	income
Year ended December 31,
Mortgages held for sale	$8,240	-	1	6,084	-	-	6,512	-	-
Loans held for sale	-	-	21	-	-	32	-	-	24
Loans	-	-	63	13	-	80	55	-	-
Long-term debt	-	-	(27)	(11)	-	-	(48)	-	-
Other interests held	-	(42)	34	-	(25)	-	-	(13)	-

For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. In recent years spreads have been significantly affected by the lack of liquidity in the secondary market for mortgage loans. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. The following table shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

	Year ended December 31,
(in millions)	2012	2011	2010
Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(124)	(144)	(28)
Loans held for sale	21	32	24
Total	$(103)	(112)	(4)

Disclosures about Fair Value of Financial Instruments

The table below is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis as they are included within the Assets and Liabilities Recorded at Fair Value on a Recurring Basis table included earlier in this Note. The carrying amounts in the following table are recorded in the balance sheet under the indicated captions.

We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

	December 31, 2012					December 31, 2011
		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total	Carrying amount	Estimated fair value
Financial assets
Cash and due from banks (1)	$21,860	21,860	-	-	21,860	19,440	19,440
Federal funds sold, securities purchased
under resale agreements and
other short-term investments (1)	137,313	5,046	132,267	-	137,313	44,367	44,367
Mortgages held for sale (2)	4,844	-	3,808	1,045	4,853	3,566	3,566
Loans held for sale (2)	104	-	83	29	112	162	176
Loans, net (3)	763,968	-	56,237	716,114	772,351	731,308	723,867
Nonmarketable equity investments (cost method)	6,799	-	2	8,229	8,231	8,061	8,490
Financial liabilities
Deposits	1,002,835	-	946,922	57,020	1,003,942	920,070	921,803
Short-term borrowings (1)	57,175	-	57,175	-	57,175	49,091	49,091
Long-term debt (4)	127,366	-	119,220	11,063	130,283	125,238	126,484

  Amounts consist of financial instruments in which carrying value approximates fair value.
  Balance reflects MHFS and LHFS, as applicable, other than those MHFS and LHFS for which election of the fair value option was made.
  Loans exclude balances for which the fair value option was elected and also exclude lease financing with a carrying amount of $12.4 billion and $13.1 billion at December 31, 2012 and 2011, respectively.
  The carrying amount and fair value exclude balances for which the fair value option was elected and obligations under capital leases of $12 million and $116 million at December 31, 2012 and 2011, respectively.

Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in the table above. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. This amounted to $586 million and $495 million at December 31, 2012 and 2011, respectively.